Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Schedule of Maturities of Time Deposits

2018	$185,752
2019	71,222
2020	27,584
2021	17,380
2022	18,217
Thereafter	139
$320,294